CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning outstanding (in shares) at Dec. 31, 2022 | shares	3,112,413,730
Balance at beginning at Dec. 31, 2022	¥ 0	¥ (441)	¥ 10,138	¥ (1,200)	¥ 232	¥ 74	¥ 8,803
Treasury shares, balance at beginning (in shares) at Dec. 31, 2022 | shares		153,019,860
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0	¥ 0	0	0	0	0	0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	6,793,560
Vesting of restricted stock in Treasury Shares	¥ 0	¥ 11	(11)	0	0	0	0
Vesting of restricted stock in Treasury Shares (in shares) | shares	3,239,790	(3,239,790)
Conversion of Convertible Senior Notes due 2022	¥ 0	¥ 0	0	0	0	0	0
Conversion of Convertible Senior Notes due 2022 (in shares) | shares	240
Share-based compensation	¥ 0	0	143	0	0	0	143
Net income	0	0	0	4,085	0	46	4,131
Dividends to noncontrolling interest holders	0	0	0	0	0	(2)	(2)
Issuance of ordinary shares	¥ 0	0	1,963	0	0	0	1,963
Issuance of ordinary shares (in shares) | shares	71,185,000
Capital contribution from noncontrolling interest holders	¥ 0	0	0	0	0	0	0
Acquisition of noncontrolling interest	0	0	0	0	0	(4)	(4)
Loss from fair value changes of debt securities, net of tax	0	0	0	0	(12)	0	(12)
Foreign currency translation adjustments	0	0	0	0	175	0	175
Repurchase of ordinary shares	¥ 0	¥ (848)	0	0	0	0	(848)
Repurchase of ordinary shares (in shares) | shares	(34,585,970)
Repurchase of treasury shares (in shares) | shares		34,585,970
Cash dividends declared	¥ 0	¥ 0	0	(2,091)	0	0	(2,091)
Cancellation of ordinary shares (in Shares) | shares		(133,019,860)
Cancellation of ordinary shares	0	¥ 372	(372)	0	0	0	0
Gain (Losses) arising from defined benefit plan, net of tax	¥ 0	0	0	0	(9)	0	(9)
Balance at ending outstanding (in shares) at Dec. 31, 2023 | shares	3,159,046,350
Balance at ending at Dec. 31, 2023	¥ 0	¥ (906)	11,861	794	386	114	12,249
Treasury shares, balance at ending (in shares) at Dec. 31, 2023 | shares		51,346,180
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0	¥ 0	0	0	0	0	0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	1,497,730
Vesting of restricted stock in Treasury Shares	¥ 0	¥ 25	(25)	0	0	0	0
Vesting of restricted stock in Treasury Shares (in shares) | shares	7,167,980	(7,167,980)
Share-based compensation	¥ 0	¥ 0	322	0	0	0	322
Net income	0	0	0	3,048	0	54	3,102
Dividends to noncontrolling interest holders	0	0	0	0	0	(4)	(4)
Capital contribution from noncontrolling interest holders	0	0	0	0	0	0	0
Acquisition of noncontrolling interest	0	0	(49)	0	0	(70)	(119)
Loss from fair value changes of debt securities, net of tax	0	0	0	0	(38)	0	(38)
Foreign currency translation adjustments	0	0	0	0	28	0	28
Repurchase of ordinary shares	¥ 0	¥ (1,172)	0	0	0	0	(1,172)
Repurchase of ordinary shares (in shares) | shares	(52,761,410)
Repurchase of treasury shares (in shares) | shares		52,761,410
Purchase of prepaid put option	¥ 0	¥ 0	(710)	0	0	0	(710)
Repurchase of ordinary shares upon exercise of prepaid put option	¥ 0	¥ (710)	710	0	0	0	0
Repurchase of ordinary shares upon exercise of prepaid put option (in shares) | shares	(31,034,050)	31,034,050
Cash dividends declared	¥ 0	¥ 0	0	(1,393)	0	0	(1,393)
Cancellation of ordinary shares (in Shares) | shares		(106,795,570)
Cancellation of ordinary shares	0	¥ 2,489	(2,489)	0	0	0	0
Gain (Losses) arising from defined benefit plan, net of tax	¥ 0	0	0	0	6	0	¥ 6
Balance at ending outstanding (in shares) at Dec. 31, 2024 | shares	3,083,916,600						3,083,916,600	3,083,916,600
Balance at ending at Dec. 31, 2024	¥ 0	¥ (274)	9,620	2,449	382	94	¥ 12,271
Treasury shares, balance at ending (in shares) at Dec. 31, 2024 | shares		21,178,090					21,178,090	21,178,090
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0	¥ 0	16	0	0	0	¥ 16
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	5,246,150
Exercise of share options and vesting of restricted stocks in Treasury Shares	¥ 0	¥ 172	(150)	0	0	0	22
Exercise of share options and vesting of restricted stocks in Treasury Shares (in shares) | shares	14,379,970	(14,379,970)
Share-based compensation	¥ 0	¥ 0	420	0	0	0	420
Net income	0	0	0	5,080	0	35	5,115	$ 731
Dividends to noncontrolling interest holders	0	0	0	0	0	(4)	(4)
Capital contribution from noncontrolling interest holders	0	0	0	0	0	1	1
Acquisition of noncontrolling interest	0	0	(30)	0	0		(2)
Acquisition of noncontrolling interest						28
Loss from fair value changes of debt securities, net of tax	0	0	0	0	(8)	0	(8)	(1)
Foreign currency translation adjustments	0	0	0	0	(184)	0	(184)	(26)
Repurchase of ordinary shares	¥ 0	¥ (783)	0	0	0	0	(783)
Repurchase of ordinary shares (in shares) | shares	(32,017,030)	32,017,030
Repurchase of treasury shares (in shares) | shares		0
Cash dividends declared	¥ 0	¥ 0	0	(3,915)	0	0	(3,915)
Cancellation of ordinary shares (in Shares) | shares		(12,017,030)
Cancellation of ordinary shares	0	¥ 223	(223)	0	0	0	0
Gain (Losses) arising from defined benefit plan, net of tax	¥ 0	0	0	0	9	0	¥ 9	$ 1
Balance at ending outstanding (in shares) at Dec. 31, 2025 | shares	3,071,525,690						3,071,525,690	3,071,525,690
Balance at ending at Dec. 31, 2025	¥ 0	¥ (662)	¥ 9,653	¥ 3,614	¥ 199	¥ 154	¥ 12,958	$ 1,853
Treasury shares, balance at ending (in shares) at Dec. 31, 2025 | shares		26,798,120					26,798,120	26,798,120